Debt (Notes and debentures) (Details) $ in Millions, $ in Millions	Nov. 15, 2022 USD ($)	Nov. 15, 2022 CAD ($)	Aug. 05, 2022 CAD ($)	Sep. 15, 2021 USD ($)	Sep. 15, 2021 CAD ($)	Jan. 18, 2021 CAD ($)	Dec. 31, 2022	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CAD ($)
Debt Instrument [Line Items]
Proceeds from debt issuance			$ 1,901
Cumulative loss			$ 2
Treasury Lock [Member]
Debt Instrument [Line Items]
Notional amount								$ 675	$ 868
Canadian National series, 2.25% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.25%	2.25%					2.25%
Repayment of debt	$ 250	$ 332
Canadian National series, 3.85% 10-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount								$ 800	$ 1,028
Interest rate							3.85%	3.85%	3.85%
Canadian National series, 4.40% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount								$ 700	$ 900
Interest rate							4.40%	4.40%	4.40%
Canadian National series, 2.85% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate				2.85%	2.85%
Repayment of debt				$ 400	$ 506
Canadian National series, 2.75% 7-year notes [Member]
Debt Instrument [Line Items]
Interest rate						2.75%
Repayment of debt						$ 250